Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000121227
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Persimmon Long/Short Fund Class I
Without Sales Load [Member] | C000121227
Average Annual Return [Line Items]
Average Annual Return, Percent	30.14%		9.26%	5.43%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.98%	13.38%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent	11.35%		6.01%	3.49%